Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000158972 [Member] | Klepierre SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000158972 [Member] | Mitsubishi Electric Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000158972 [Member] | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000158972 [Member] | Balfour Beatty PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000158972 [Member] | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000158972 [Member] | Orange SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000158972 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[1]
C000158972 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
C000158972 [Member] | GSK PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[1]
C000158972 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[1]
C000158972 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000158972 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000158972 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000158972 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000158972 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000158972 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000158972 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000158972 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000158972 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000158972 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000158972 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000158972 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000158972 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000158972 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000909 [Member] | Klepierre SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[2]
C000000909 [Member] | Mitsubishi Electric Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[2]
C000000909 [Member] | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2]
C000000909 [Member] | Balfour Beatty PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[2]
C000000909 [Member] | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[2]
C000000909 [Member] | Orange SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[2]
C000000909 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[2]
C000000909 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[2]
C000000909 [Member] | GSK PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[2]
C000000909 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[2]
C000000909 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000909 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000000909 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000909 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000909 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000909 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000909 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000000909 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000000909 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000000909 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000000909 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000909 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000909 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000909 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000908 [Member] | Klepierre SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000000908 [Member] | Mitsubishi Electric Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000000908 [Member] | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000000908 [Member] | Balfour Beatty PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3]
C000000908 [Member] | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3]
C000000908 [Member] | Orange SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
C000000908 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[3]
C000000908 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[3]
C000000908 [Member] | GSK PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[3]
C000000908 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[3]
C000000908 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000908 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000000908 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000908 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000908 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000908 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000908 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000000908 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000000908 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000000908 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000000908 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000908 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000908 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000908 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000906 [Member] | Klepierre SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[4]
C000000906 [Member] | Mitsubishi Electric Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[4]
C000000906 [Member] | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[4]
C000000906 [Member] | Balfour Beatty PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[4]
C000000906 [Member] | BNP Paribas SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[4]
C000000906 [Member] | Orange SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[4]
C000000906 [Member] | Barclays PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%	[4]
C000000906 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[4]
C000000906 [Member] | GSK PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[4]
C000000906 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%	[4]
C000000906 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000906 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000000906 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000906 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000906 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000906 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000906 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000000906 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000000906 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000000906 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000000906 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000906 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000906 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000906 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.